Installment Payment Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2022
Lessor Disclosure [Abstract]
Summary of Sales Type Lease Net Investment In Lease Before Allowance For Credit Loss
Installment payment receivables relating to the installment payments for vehicles and batteries from customers consisted of the following:

	As of December 31,
	2021	2022
Current portion of installment payment receivables, net	887,202	1,294,665
Non-current portion of installment payment receivables, net	1,863,492	2,188,643

Total	2,750,694	3,483,308

Summary of Sales-type and Direct Financing Leases, Lease Receivable, Maturity
Payment maturity analysis of installment payment receivables for vehicles and batteries for each of the next five years and a reconciliation of the gross receivables to the present value are as follows:

As of December 31,
2022
Within 1 year	1,511,239
Between 1 and 2 years	1,084,424
Between 2 and 3 years	744,784
Between 3 and 4 years	482,688
Between 4 and 5 years	161,313
Thereafter	5,298

Total receivables of installment payments	3,989,746

Less: Unrealized finance income	(418,294)

Installment payment receivables, gross	3,571,452
Less: Allowance for installment payment receivables	(88,144)

Installment payment receivables, net	3,483,308